Condensed Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Profit for the period	£ 14,507	£ 696
Income tax charge	4,826	(483)
Non-cash adjustments	27,486	15,886
Tax paid	(648)	(3,535)
UK research and development credit received	1,311	0
Net changes in working capital	(5,599)	13,936
Net cash from operating activities	41,883	26,500
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(2,344)	(5,830)
Proceeds from disposal of non-current assets	108	120
Acquisition of business / subsidiaries	(52,132)	(27,061)
Proceeds from sale of subsidiary, net of cash disposed of	0	2,744
Cash and cash equivalents acquired with subsidiaries	1,603	3,289
Interest received	53	353
Net cash used in investing activities	(52,712)	(26,385)
FINANCING ACTIVITIES
Proceeds from sublease	289	302
Repayment of borrowings	0	(9)
Repayment of lease liabilities	(5,746)	(4,569)
Interest paid	(444)	(375)
Grant received	220	661
Proceeds from sale of EBT shares	0	14,797
Issue of shares	9	9
Net cash from financing activities	(5,672)	10,816
Net change in cash and cash equivalents	(16,501)	10,931
Cash and cash equivalents at the beginning of the period	101,327	70,172
Exchange differences on cash and cash equivalents	(605)	(2,128)
Cash and cash equivalents at the end of the period	£ 84,221	£ 78,975